Income Taxes - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2016
Income Taxes [Abstract]
Deferred tax assets, unrecognized	$ 145,600	$ 469,700
Unrecognized deferred tax assets, capital losses	237,400
Unrecognized deferred tax assets. non-capital losses	461,100
Accumulated non-capital losses			$ 591,000
Effect of U.S. tax change	$ 0	$ 19,807